Goodwill and Other Intangible Assets (Details) - Schedule of Estimated Amortization Expenses Relating To Intangible Assets $ in Thousands	Sep. 30, 2023 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Remaining 3 months of 2023	$ 7,368
2024	23,725
2025	22,323
2026	22,246
2027	20,845
2028 and thereafter	44,694
Total	$ 141,201